Property and Equipment and Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment and Right-of-Use Assets [Abstract]
Office and computer equipment carrying value		$ 271,791
Property and equipment amounting	$ 271,791
Non-cash additions	$ 1,695,056